Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	Cost
	Balance			Balance
	as at			as at
	December 31, 2023	Additions	Disposals/ transfers	December 31, 2024
	AED	AED	AED	AED
Office furniture	247,552	71,859	-	319,411
Computers	484,466	230,878	-	715,344
Office equipment	1,993,218	1,365,164	-	3,358,382
Fit out and fixtures	2,285,372	41,000	-	2,326,372
Totals (AED)	5,010,608	1,708,901	-	6,719,509
Totals (USD)	1,364,545	465,387	-	1,829,932

	Balance			Balance
	as at			as at
	January 1, 2023	Additions	Disposals/ transfers	December 31, 2023
	AED	AED	AED	AED
Office furniture	206,879	40,673	-	247,552
Computers	484,466	-	-	484,466
Office equipment	1,900,461	92,757	-	1,993,218
Fit out and fixtures	2,028,872	256,500	-	2,285,372
Totals ( AED )	4,620,678	389,930	-	5,010,608
	Balance			Balance
	as at			as at
	December 31, 2023	Additions	Disposals/ transfers	December 31, 2024
	AED	AED	AED	AED
Office furniture	151,838	81,131	-	232,969
Computers	314,572	130,391	-	444,963
Office equipment	723,925	605,140	-	1,329,065
Fit out and fixtures	368,181	232,547	-	600,728
	1,558,516	1,049,209	-	2,607,725
Amount in USD	424,432	285,732	-	710,165

	Balance			Balance
	as at			as at
	January 1, 2023	Additions	Disposals/ transfers	December 31, 2023
	AED	AED	AED	AED
Office furniture	102,880	48,958	-	151,838
Computers	234,969	79,603	-	314,572
Office equipment	343,203	380,722	-	723,925
Fit out and fixtures	150,283	217,898	-	368,181
	831,335	727,181	-	1,558,516
	December 31, 2024		December 31, 2023
	USD	AED	AED
Office furniture	23,541	86,442	95,714
Computers	73,633	270,381	169,894
Office equipment	552,646	2,029,317	1,269,293
Fit out and fixtures	469,947	1,725,644	1,917,191
	1,119,767	4,111,784	3,452,092